Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Retail) (Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares)
12 Months Ended
Jan. 31, 2013
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Annual Total Return
2012	9.14%
2011	7.52%
2010	10.47%
2009	17.73%
2008	(6.16%)
2007	6.14%
2006	4.43%
2005	1.97%
2004	4.75%
2003	6.29%